Note 10 - Goodwill and Intangible Assets (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2016 USD ($)
Statement Line Items [Line Items]
Total intangible assets other than goodwill	$ 99,070	$ 99,983
Cash generating unit, nominal growth rate	2.80%	3.00%
Risk-free rate, significant unobservable inputs, assets	3.90%	3.90%
Market risk premium rate, ignificant unobservable inputs, assets	4.60%	4.60%
Estimated beta for equity	0.9	0.9
Equity to total capital, percent	100.00%	100.00%
Sensitivity analysis, reasonably possible increase (decrease) in revenue	19.50%
Sensitivity Analysis, Annualized Decline in Growth for Cash Inflows	4.20%
Sensitivity analysis, reasonably possible increase (decrease) in operating expenditure	12.30%
Sensitivity Analysis, Negative Long Term Growth Rate	9.50%
Sensitivity analysis, reasonably possible increase (decrease) in WACC	8.10%
Weighted average cost of capital, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, assets	0.14	0.128
Weighted average cost of capital pre-tax, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, assets	0.161	0.146
Country risk premium, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, assets	3.3	1.9
Size premium, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, assets	2.6	2.9
Browser and News [member]
Statement Line Items [Line Items]
Cash flows, annualized growth rate	15.30%	16.10%
Browser and News [member] | Trademark [member]
Statement Line Items [Line Items]
Intangible assets with indefinite useful life			$ 70,600
Pocosys [member]
Statement Line Items [Line Items]
Adjustments for impairment loss recognised in profit or loss, goodwill			3,100
Opera Norway AS [member]
Statement Line Items [Line Items]
Goodwill recognised as of acquisition date				$ 421,600
YoYo Games Limited [member]
Statement Line Items [Line Items]
Goodwill recognised as of acquisition date			8,300
CELO and Other Crypto Assets [Member]
Statement Line Items [Line Items]
Other intangible assets	$ 2,000	$ 1,500
Intangible assets under development [member]
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	$ 700	2,200
Licences [member]
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill		1,000	900
Total intangible assets other than goodwill		$ 0
Technology-based intangible assets [member]
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill			$ 1,600